Note 21 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options exercised (in shares)	305,125	292,450
Aggregate fair value	$ 16,778	$ 14,441
Share-Based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	305,125	292,450
Aggregate fair value	$ 41,528	$ 32,808
Intrinsic value	16,779	14,440
Amount of cash received	24,749	18,368
Tax benefit recognized	$ 754	$ 937